Trade and Other Payables - Summary of Trade and Other Current Payables (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Disclosure Of Detailed Information About Trade And Other Payables [line items]
Bills payable	¥ 2,356,574	$ 338,983	¥ 3,085,206
Bottom of range [member]
Disclosure Of Detailed Information About Trade And Other Payables [line items]
Trade payables settlement term	60 days
Top of range [member]
Disclosure Of Detailed Information About Trade And Other Payables [line items]
Trade payables settlement term	90 days
Joint ventures [member]
Disclosure Of Detailed Information About Trade And Other Payables [line items]
Bills payable	¥ 36,300	5,200	28,400
Associates [member]
Disclosure Of Detailed Information About Trade And Other Payables [line items]
Bills payable	0	0	5,400
Other related parties [member]
Disclosure Of Detailed Information About Trade And Other Payables [line items]
Bills payable	¥ 192,600	$ 27,700	¥ 237,600